Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Schedule of intangible assets

	Goodwill	Licenses with indefinite useful life (i)	Trademark	Customer relationships	Software	Education content	Developed technology	Educational platform	Software in progress	Other	Total

Cost
As of January 1, 2020	459,409	703,772	32,111	125,413	9,389	17,305	-	12,191	2,050	-	1,361,640
Additions	-	-	-	-	4,175	-	-	15,227	247		19,649

Disposals	-	-	-	-	(460)	-	-	-	-		(460)
Business combinations	351,247	747,498	42,903	158,126	3,117	-	355	484	-		1,303,730
As of December 31, 2020	810,656	1,451,270	75,014	283,539	16,221	17,305	355	27,902	2,297	-	2,684,559
Additions (iv)	-	108,000	-	684	3,044	-	996	39,686	23,700	-	176,110
Write-off *	-	-	-	-	1,020	-	-	(2,743)	(417)	-	(2,140)
Business combinations	373,680	606,136	58,355	147,054	1,474	-	33,046	11,599	3,267	-	1,234,611
As of December 31, 2021	1,184,336	2,165,406	133,369	431,277	21,759	17,305	34,397	76,444	28,847	-	4,093,140
Additions (ii) (i)	39,100	24,408	-	80	1,423	11,231	32,879	14,761	26,141	-	150,023
Write-off	-	-	(22)	-	(381)	(7)	-	(9)	(28)	-	(447)
Remeasurement (iii)	(8,637)	-	-	-	-	-	-	-	-	-	(8,637)
Transfer	-	-	(2,472)	530	20,466	38,433	17,953	(35,499)	(40,226)	-	(815)
Business combinations	42,246	-	51,185	3,929	33	2,627	5,520	-	-	1,055	106,595
As of December 31, 2022	1,257,045	2,189,814	182,060	435,816	43,300	69,589	90,749	55,697	14,734	1,055	4,339,859

Amortization
As of January 1, 2020	-	-	(1,150)	(37,872)	(4,536)	(4,876)	-	(868)	-		(49,302)
Amortization	-	-	(2,352)	(47,960)	(2,180)	(2,816)	(32)	(7,367)	-		(62,707)
Disposals	-	-	-	-	460	-	-	-	-		460
As of December 31, 2020	-	-	(3,502)	(85,832)	(6,256)	(7,692)	(32)	(8,235)	-	-	(111,549)
Amortization	-	-	(5,027)	(56,438)	(5,844)	(8,980)	(625)	(3,608)	-	-	(80,522)
Write-off	-	-	-	-	(599)	-	-	365	-	-	(234)
As of December 31, 2021	-	-	(8,529)	(142,270)	(12,699)	(16,672)	(657)	(11,478)	-	-	(192,305)
Amortization	-	-	(6,426)	(70,093)	(4,943)	(9,634)	(9,436)	(5,874)	-	(79)	(106,485)
Write-off	-	-	-	-	365	57	-	-	-	-	422
Transfer	-	-	-		-	(313)	-	313	-	-	-
As of December 31, 2022	-	-	(14,955)	(212,363)	(17,277)	(26,562)	(10,093)	(17,039)	-	(79)	(298,368)

Net book value
As of December 31, 2022	1,257,045	2,189,814	167,105	223,453	26,023	43,027	80,656	38,658	14,734	976	4,041,491
As of December 31, 2021	1,184,336	2,165,406	124,840	289,007	9,060	633	33,740	64,966	28,847	-	3,900,835

*	Refers to intangible assets written-off as result of lack of expectation of future use.
(i)	On March 18, 2022, Afya announced that MEC authorized the increase of 28 seats of Centro Universitário São Lucas, in Ji-Parana located in the state of Rondônia. The earn-out related to the seats approval is R$800 per seat, adjusted by the CDI rate from the closing until the payment date, of which 50% was paid in April 2022 and the remaining amount is payable in cash in two equal installments through 2024.

(ii)	During the measurement period, the goodwill for the acquisition of Unigranrio was adjusted by R$39,100 (R$130,073 initial goodwill) as a result of an increase of liabilities regarding tax contingencies.

(iii)	During the measurement period, R$8,637 of goodwill (R$38,446 initial goodwill) arising from the acquisition of RXPRO was reduced, in connection with management’s view of remote likelihood of RXPRO achieving the revenue goals stablished at the terms of the earn-out.

(iv)	On November 05, 2021 Secretary of Regulation and Supervision of Higher Education of the Ministry of Education ("MEC") authorized the operation of 120 medical school seats in Garanhuns, for which our shareholder Nicolau Carvalho Esteves entered into an agreement with Afya Brazil pursuant to which he assigned to Afya Brazil the right to develop the ITPAC Garanhuns greenfield unit, a medical school in the city of Garanhuns, State of Pernambuco. Management assessed the aspects of such transaction and concluded that the transaction does not fall under the definition of business, but an acquisition of license with indefinite useful life recognized in intangible assets. Total purchase price was R$108,000 of which 50% was paid in cash on the transaction closing date and 50% in two equal annual installments, adjusted by the CDI rate.

Schedule of assumptions for impairment test

	Carrying amount
CGU	Goodwill		Licenses with indefinite useful life		CGU

	2022	2021	2022	2021	2022	2021
IPTAN	17,446	17,446	57,214	57,214	126,024	140,522
IESVAP	27,956	27,956	81,366	81,366	129,305	112,260
CCSI	4,664	4,664	56,737	56,737	53,540	49,030
IESP	73,838	73,838	179,693	179,693	322,968	346,286
FADEP	49,661	49,661	70,606	70,606	153,100	153,791
FASA	58,903	58,903	144,507	144,507	314,967	302,330
IPEMED	87,647	87,647	-	-	192,079	126,965
IPEC	-	-	108,000	108,000	148,067	131,360
UniRedentor	77,662	77,662	121,477	121,477	242,600	246,320
UniSL*	4,420	4,420	273,795	249,387	398,492	305,044
FESAR	71,664	71,664	141,616	141,616	244,084	279,038
FCMPB	110,483	110,483	235,018	235,018	415,453	401,244
ITPAC Garanhuns	-	-	108,000	108,000	112,628	107,232
Medical Harbour	-	4,022	-	-	-	9,150
Content & Technology for medical education (Pillar 1)	169,975	139,294	-	-	279,684	235,300
Practice Management Tools & Electronic Prescription (Pillar 3)	106,774	113,362	-	-	216,297	227,909
Clinical Decision Software (Pillar 2)	87,018	87,018	-	-	153,526	147,592
Cliquefarma	6,588	-	-	-	20,045	-
Moc	87,777	87,777	190,247	190,247	369,007	356,789
Unigranrio	169,173	130,073	421,538	421,538	854,861	630,185
RXPRO*	29,809	38,446	-	-	36,675	46,788
Glic	15,587	-	-	-	31,022	-
Total	1,257,045	1,184,336	2,189,814	2,165,406	4,814,424	4,355,135

*	See Note 12 for further details on goodwill changes between 2021 and 2022.

Schedule of estimated useful lives of intangible assets

Customer relationships – medicine	6 years
Customer relationships – other courses	4.5 years
Software license	5 years
Education content	3 years
Trademarks	2 - 30 years
Developed technology	5 years